DEBT AND EQUITY FINANCINGS (Details Narrative) - USD ($)													1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2025	Jun. 09, 2025	Apr. 02, 2025	Mar. 31, 2025	Mar. 11, 2025	Oct. 29, 2024	Sep. 24, 2024	Jan. 11, 2024	Dec. 15, 2023	Dec. 14, 2023	Dec. 08, 2023	Jul. 14, 2023	Oct. 31, 2024	Jul. 31, 2023	Dec. 24, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2025	Dec. 31, 2022
Debt Instrument [Line Items]
Convertible notes																		$ 6,773,000				$ 6,773,000
Interest expense																					1,400,000	300,000
Effect of reduction of exercise price																		$ 1,600,000				$ 1,600,000
Derivative liabilities																					$ 0
Common stock per share																$ 0.005		$ 0.005	$ 0.005		$ 0.005	$ 0.005
Convertible notes								$ 1,405,000	$ 7,788,000			$ 8,715,000								$ 1,405,000	$ 1,405,000	$ 16,503,000
Fair value of reacquired convertible notes																						9,014,000
Conversion of convertible securities						1,890,000
Loss on extinguishment of debt																$ 734,000	$ (22,440,000)		734,000	(22,440,000)	(22,440,000)
Issuance or sale of equity	$ 190,000	$ 5,921,000	$ 1,090,000																7,201,000
Reclassification of warrants																	11,244,000			11,244,000	11,244,000
Warrant liabilities																	(831,000)		(1,000)	(897,000)	(414,000)	(215,000)
Additional paid-in capital							$ 600,000									247,656,000		$ 189,211,000	247,656,000		233,219,000	189,211,000
Loss																(1,240,000)	(26,604,000)		(12,582,000)	(38,780,000)	(44,539,000)	(21,668,000)
Issuance of shares						2,553,000
Gross proceeds																			4,929,000		1,137,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate							10.00%
Convertible notes						$ 1,100,000	$ 3,900,000	$ 1,400,000										$ 16,500,000
Exchange Agreements [Member]
Debt Instrument [Line Items]
Warrant exercise price							$ 21.45
Debt conversion							$ 15.00
Warrants purchase							300,000
Common stock per share							$ 0.5
Convertible notes							$ 28,400,000
Convertible notes							10,100,000
principal and accrued interest							19,400,000
Unamortized debt issuance costs							9,300,000
Fair value of reacquired convertible notes							$ 32,000,000.0
Conversion of convertible securities							1,890,000
Sale of stock, price per share							$ 16.95
Loss on extinguishment of debt							$ 21,900,000										21,900,000			21,900,000
Issuance or sale of equity						$ 1,000,000.0
Reclassification of warrants							$ 11,200,000
Warrant liabilities																	800,000		800,000	800,000	300,000
Exchange Agreements [Member] | December 2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Warrants purchase							9,000,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Common stock per share							$ 11.175
Sale of stock, price per share							$ 11.25
Loss on extinguishment of debt																			21,900,000		21,900,000
Sale of stock, number of shares issued in transaction							101,000
Loss on extinguishment of debt																			$ 600,000		600,000
Loss																	22,400,000			22,400,000	22,400,000
Private Placement [Member]
Debt Instrument [Line Items]
warrants						8,000
Warrant exercise price						$ 0.075
Issuance of shares						93,000
Gross proceeds						$ 1,100,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Sale of stock, price per share				$ 1.569
Sale of stock, number of shares issued in transaction				4,621,000
Common Stock [Member]
Debt Instrument [Line Items]
Principle amount															$ 3,000,000.0
Conversion price															$ 7.50
Fair value of reacquired convertible notes
Reclassification of warrants
Sale of stock, number of shares issued in transaction	121,000	3,182,000	662,000																3,965,000
Loss
Issuance of shares															416,000							14,000
Common Stock [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Issuance of shares						3,063,000
Prefunded Warrants [Member]
Debt Instrument [Line Items]
Principle amount															$ 900,000
warrants						1,327,000									118,000
Conversion price															$ 7.50
Warrant exercise price															$ 0.075
Issuance of shares						663,000
July 2023 Warrants [Member]
Debt Instrument [Line Items]
warrants												400,000
Warrant exercise price																		$ 21.45				$ 21.45		$ 39.15
December 2023 Warrants [Member]
Debt Instrument [Line Items]
warrants										600,000
Effect of reduction of exercise price																		$ 800,000				$ 800,000
December 2023 Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
warrants								100,000	500,000
December 2022 Warrants [Member]
Debt Instrument [Line Items]
Warrant exercise price																$ 21.45		$ 21.45	$ 21.45		$ 21.45	$ 21.45		$ 49.20
December 2022 Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
warrants																								300,000
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Effect of reduction of exercise price																		$ 800,000				$ 800,000
July 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes												$ 8,700,000
Interest rate														6.00%
Principle amount												8,700,000
Transaction fees												$ 200,000
Conversion price														$ 42.90				$ 0.6			2.8	$ 0.6
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes									$ 7,800,000
Interest rate																		12.00%				12.00%
Principle amount								$ 1,400,000	$ 7,800,000	$ 9,200,000
Conversion price																		$ 28.79				$ 28.79
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible notes					$ 1,500,000						$ 1,500,000												$ 800,000
Interest rate											6.00%
Principle amount											$ 1,500,000
Debt maturity date					Jun. 15, 2025						Jan. 08, 2024
Accrued interest rate					5.00%						6.00%
Repaid principal amount										1,500,000
Accrued interest due under the promissory note										$ 1,500
Debt, maturity period														5 years
Convertible notes					$ 5,000,000.0
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Convertible notes					1,500,000
Principle amount					$ 1,500,000
Debt maturity date					Jun. 15, 2025
Accrued interest rate					5.00%
Convertible notes					$ 5,000,000
Bridge Debt [Member]
Debt Instrument [Line Items]
Conversion price																					$ 3.9
Interest expense																					$ 45,000	$ 0
Notes outstanding																					$ 0
Bridge Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest expense													$ 100,000
Bridge Debt [Member] | Private Placement [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount							$ 3,900,000
Debt, maturity period							1 year
Repurchase price percentage																			10000.00%		10000.00%
Debt conversion																			$ 7.50		$ 7.50
Derivative liabilities							$ 5,500,000										$ 600,000			$ 600,000	$ 200,000
Reduction in carrying amount							3,900,000
Incremental fair value expenses							$ 1,600,000